Lines of credit (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Jun. 30, 2022
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Line of credit facility amount			$ 8,250
Line of credit facility remaining borrowing capacity1			8,250
Foreign countries [member] | Petrobras global trading b v [member] | Syndicate of banks [member]
IfrsStatementLineItems [Line Items]
Line of credit facility issuance date		12/16/2021
Line of credit facility maturity date		11/16/2026
Line of credit facility amount			5,000
Line of credit facility remaining borrowing capacity1			5,000
Foreign countries [member] | Petrobras global trading b v [member] | Syndicate Of Banks Two [Member]
IfrsStatementLineItems [Line Items]
Line of credit facility issuance date	[1]	3/27/2019
Line of credit facility maturity date	[1]	2/27/2024
Line of credit facility amount	[1]		3,250
Line of credit facility remaining borrowing capacity1	[1]		3,250
BRAZIL
IfrsStatementLineItems [Line Items]
Line of credit facility amount			1,209
Line of credit facility remaining borrowing capacity1			1,209
BRAZIL | Petrobras global trading b v [member] | Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Line of credit facility issuance date		3/23/2018
Line of credit facility maturity date		9/26/2026
Line of credit facility amount			382
Line of credit facility remaining borrowing capacity1			382
BRAZIL | Petrobras global trading b v [member] | Bradesco [Member]
IfrsStatementLineItems [Line Items]
Line of credit facility issuance date		6/1/2018
Line of credit facility maturity date		5/31/2023
Line of credit facility amount			382
Line of credit facility remaining borrowing capacity1			382
BRAZIL | Petrobras global trading b v [member] | The Export Import Bank Of China [Member]
IfrsStatementLineItems [Line Items]
Line of credit facility issuance date		10/4/2018
Line of credit facility maturity date		9/5/2025
Line of credit facility amount			382
Line of credit facility remaining borrowing capacity1			382
BRAZIL | Petrobras global trading b v [member] | Caixa Economica Federal [Member]
IfrsStatementLineItems [Line Items]
Line of credit facility issuance date		11/23/2010
Line of credit facility amount			63
Line of credit facility remaining borrowing capacity1			$ 63

[1]	In April 2021, the subsidiary PGT BV extended part of the Revolving Credit Facility. As such, US$ 2,050 will be available for withdrawal from February 28, 2024 until February 27, 2026.